FIXED ASSETS, NET (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Electronic equipment [Member] USD ($)	Dec. 31, 2012 Electronic equipment [Member] CNY	Dec. 31, 2011 Electronic equipment [Member] CNY	Dec. 31, 2012 Other office and warehouse equipment [Member] USD ($)	Dec. 31, 2012 Other office and warehouse equipment [Member] CNY	Dec. 31, 2011 Other office and warehouse equipment [Member] CNY	Dec. 31, 2012 Vehicles [Member] USD ($)	Dec. 31, 2012 Vehicles [Member] CNY	Dec. 31, 2011 Vehicles [Member] CNY	Dec. 31, 2012 Leasehold improvements [Member] USD ($)	Dec. 31, 2012 Leasehold improvements [Member] CNY	Dec. 31, 2011 Leasehold improvements [Member] CNY	Dec. 31, 2012 Construction in progress [Member] USD ($)	Dec. 31, 2012 Construction in progress [Member] CNY	Dec. 31, 2011 Construction in progress [Member] CNY
Property, Plant and Equipment [Line Items]
Total fixed assets, gross	$ 36,299	226,146	162,847		$ 20,155	125,568	94,783	$ 12,862	80,131	53,570	$ 382	2,378	2,005	$ 2,116	13,186	12,489	$ 784	4,883
Less: accumulated depreciation	(16,833)	(104,872)	(66,235)
Fixed assets, net	19,466	121,274	96,612
Construction in progress	749	4,668
Depreciation of fixed assets	$ 6,631	41,312	24,870	20,098